Significant Accounting Policies - Summary of Company's Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Proportion of ownership interest held by group	100.00%	100.00%	100.00%
Fairhaven Pharmaceuticals Inc.
Disclosure of subsidiaries [line items]
Name of subsidiary	Fairhaven Pharmaceuticals Inc.
Segment activity	Small molecule therapeutics
Place of incorporation and operation	Quebec, Canada
Proportion of ownership interest held by group	100.00%
Liminal R&D BioSciences Inc.
Disclosure of subsidiaries [line items]
Name of subsidiary	Liminal R&D BioSciences Inc.
Segment activity	Small molecule therapeutics
Place of incorporation and operation	Quebec, Canada
Proportion of ownership interest held by group	100.00%	100.00%	100.00%
Liminal BioSciences Holdings Limited
Disclosure of subsidiaries [line items]
Name of subsidiary	Liminal BioSciences Holdings Limited
Segment activity	Small molecule therapeutics
Place of incorporation and operation	Cambridge, United Kingdom
Proportion of ownership interest held by group	100.00%	100.00%	100.00%
Liminal BioSciences Limited
Disclosure of subsidiaries [line items]
Name of subsidiary	Liminal BioSciences Limited
Segment activity	Small molecule therapeutics
Place of incorporation and operation	Cambridge, United Kingdom
Proportion of ownership interest held by group	100.00%	100.00%	100.00%
Prometic Pharma SMT B.V
Disclosure of subsidiaries [line items]
Name of subsidiary	Prometic Pharma SMT B.V
Segment activity	Small molecule therapeutics
Place of incorporation and operation	Amsterdam, Netherlands
Proportion of ownership interest held by group	100.00%	100.00%
Prometic Bioproduction Inc.
Disclosure of subsidiaries [line items]
Name of subsidiary	Prometic Bioproduction Inc.
Segment activity	Plasma-derived therapeutics
Place of incorporation and operation	Quebec, Canada
Proportion of ownership interest held by group	100.00%	100.00%	100.00%
Prometic Plasma Resources Inc.
Disclosure of subsidiaries [line items]
Name of subsidiary	Prometic Plasma Resources Inc.
Segment activity	Plasma-derived therapeutics
Place of incorporation and operation	Winnipeg, Canada
Proportion of ownership interest held by group	100.00%	100.00%	100.00%
Telesta Therapeutics Inc.
Disclosure of subsidiaries [line items]
Name of subsidiary	Telesta Therapeutics Inc.
Segment activity	Plasma-derived therapeutics
Place of incorporation and operation	Quebec, Canada
Proportion of ownership interest held by group	100.00%	100.00%	100.00%
NantPro Biosciences, LLC
Disclosure of subsidiaries [line items]
Name of subsidiary	NantPro Biosciences, LLC
Segment activity	Plasma-derived therapeutics
Place of incorporation and operation	Delaware, U.S.
Proportion of ownership interest held by group	73.00%	73.00%	73.00%
Prometic Biotherapeutics Inc.
Disclosure of subsidiaries [line items]
Name of subsidiary	Prometic Biotherapeutics Inc.
Segment activity	Plasma-derived therapeutics
Place of incorporation and operation	Delaware, U.S.
Proportion of ownership interest held by group	100.00%	100.00%	100.00%
Prometic Plasma Resources USA Inc.
Disclosure of subsidiaries [line items]
Name of subsidiary	Prometic Plasma Resources USA Inc.
Segment activity	Plasma-derived therapeutics
Place of incorporation and operation	Delaware, U.S.
Proportion of ownership interest held by group	100.00%	100.00%	100.00%
Prometic Biotherapeutics Ltd
Disclosure of subsidiaries [line items]
Name of subsidiary	Prometic Biotherapeutics Ltd
Segment activity	Plasma-derived therapeutics
Place of incorporation and operation	Cambridge, United Kingdom
Proportion of ownership interest held by group	100.00%	100.00%	100.00%
Prometic Biotherapeutics B.V.
Disclosure of subsidiaries [line items]
Name of subsidiary	Prometic Biotherapeutics B.V.
Segment activity	Plasma-derived therapeutics
Place of incorporation and operation	Amsterdam, Netherlands
Proportion of ownership interest held by group	100.00%	100.00%
Pathogen Removal and Diagnostic Technologies Inc.
Disclosure of subsidiaries [line items]
Name of subsidiary	Pathogen Removal and Diagnostic Technologies Inc.
Segment activity	Corporate
Place of incorporation and operation	Delaware, U.S.
Proportion of ownership interest held by group	77.00%	77.00%	77.00%
Prometic Bioseparations Ltd
Disclosure of subsidiaries [line items]
Name of subsidiary	Prometic Bioseparations Ltd
Segment activity	Discontinued operations
Place of incorporation and operation	Isle of Man, British Isles
Proportion of ownership interest held by group			100.00%
Prometic Manufacturing Inc.
Disclosure of subsidiaries [line items]
Name of subsidiary	Prometic Manufacturing Inc.
Segment activity	Discontinued operations
Place of incorporation and operation	Quebec, Canada
Proportion of ownership interest held by group			100.00%